Property, Equipment and Deposits - Schedule of Depreciation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Depreciation Expenses [Line Items]
Total depreciation	$ 8,392,637	$ 9,946,444	$ 9,018,323
Cost of Revenues [Member]
Schedule of Depreciation Expenses [Line Items]
Total depreciation	7,957,267	9,347,183	8,456,349
General and Administrative Expenses [Member]
Schedule of Depreciation Expenses [Line Items]
Total depreciation	$ 435,370	$ 599,261	$ 561,974